SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE SEPARATE ACCOUNT
     Polaris Preferred Solution Variable Annuity dated May 2, 2016

The following information is added to the table under STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX of the prospectus:

PROSPECTUS PROVISION          AVAILABILITY OR VARIATION                           ISSUE STATE
--------------------          ------------------------------------------          -----------
Early Access                  The Early Access Feature is not available.          Maryland
--------------------          ------------------------------------------          -----------

Dated:  September 2, 2016